Bank Borrowings	6 Months Ended
Jun. 30, 2025
Bank Borrowings [Abstract]
BANK BORROWINGS
7.	BANK BORROWINGS

As of December 31, 2024 and June 30, 2025, the Company has certain bank borrowings outstanding with Bank of Kaohsiung, which are denominated in NTD and are guaranteed by a shareholder, his immediate family member, and a credit fund. Particulars of the aforesaid bank borrowings as of December 31, 2024 and June 30, 2025 are as follows:

	As of December 31, 2024	As of June 30, 2025
	US$	US$
Current portion	29,736	33,644
Non-current portion	17,727	2,604
	47,463	36,248

Banker	Start Date	Maturity Date	Interest Rate	As of December 31, 2024	As of June 30, 2025
				US$	US$
Bank of Kaohsiung	2021/07/09	2026/07/09	2.295%	499	381
Bank of Kaohsiung	2021/07/09	2026/07/09	2.295%	9,493	7,425
Bank of Kaohsiung	2021/07/09	2026/07/09	4.545%	3,820	2,930
Bank of Kaohsiung	2021/07/09	2026/07/09	2.675%	33,651	25,512
				47,463	36,248